Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,887,893.96

Principal:
Principal Collections	$17,018,528.34
Prepayments in Full	$11,024,574.86
Liquidation Proceeds	$530,283.03
Recoveries	$106,860.70
Sub Total	$28,680,246.93
Collections	$30,568,140.89

Purchase Amounts:
Purchase Amounts Related to Principal	$313,030.63
Purchase Amounts Related to Interest	$1,482.67
Sub Total	$314,513.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,882,654.19

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,882,654.19
Servicing Fee	$462,566.59	$462,566.59	$0.00	$0.00	$30,420,087.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,420,087.60
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,420,087.60
Interest - Class A-3 Notes	$185,578.32	$185,578.32	$0.00	$0.00	$30,234,509.28
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$30,083,897.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,083,897.61
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$30,009,700.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,009,700.28
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$29,946,560.28
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,946,560.28
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$29,869,213.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,869,213.78
Regular Principal Payment	$27,939,447.62	$27,939,447.62	$0.00	$0.00	$1,929,766.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,929,766.16
Residuel Released to Depositor	$0.00	$1,929,766.16	$0.00	$0.00	$0.00
Total		$30,882,654.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,939,447.62
Total					$27,939,447.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,939,447.62	$51.00	$185,578.32	$0.34	$28,125,025.94	$51.34
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$27,939,447.62	$17.35	$550,873.82	$0.34	$28,490,321.44	$17.69

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,111,880.73	0.4839574	$237,172,433.11	0.4329544
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$532,771,880.73	0.3308402	$504,832,433.11	0.3134904

Pool Information
Weighted Average APR	4.303%	4.301%
Weighted Average Remaining Term	36.09	35.24
Number of Receivables Outstanding	36,087	35,136
Pool Balance	$555,079,904.32	$525,893,019.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$532,771,880.73	$504,832,433.11
Pool Factor	0.3370194	0.3192984

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$21,060,586.87
Targeted Overcollateralization Amount	$21,060,586.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,060,586.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$300,467.48
(Recoveries)		101	$106,860.70
Net Losses for Current Collection Period			$193,606.78
Cumulative Net Losses Last Collection Period			$7,943,773.80
Cumulative Net Losses for all Collection Periods			$8,137,380.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.21%	637	$11,627,635.46
61-90 Days Delinquent	0.21%	58	$1,127,130.29
91-120 Days Delinquent	0.09%	21	$487,039.21
Over 120 Days Delinquent	0.20%	54	$1,042,347.42
Total Delinquent Receivables	2.72%	770	$14,284,152.38

Repossession Inventory:
Repossessed in the Current Collection Period		29	$530,144.60
Total Repossessed Inventory		49	$1,003,721.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8861%
Preceding Collection Period			0.5561%
Current Collection Period			0.4299%
Three Month Average			0.6240%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4211%
Preceding Collection Period			0.3686%
Current Collection Period			0.3785%
Three Month Average			0.3894%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer